Significant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	17.00%	17.00%	22.00%
Charterer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	12.00%	10.00%	10.00%
Charterer C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	12.00%	9.00%	9.00%